RELATED PARTIES - Assets/Liabilities (Details) - USD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Participating loan interests	$ 0		$ 268,000,000
Net (payables)/receivables within equity accounted investments	21,889,000,000		22,698,000,000	$ 19,761,000,000
Capital securities redeemed	420,000,000	$ 13,000,000
Capital securities held by Brookfield Asset Management	(3,012,000,000)		(3,385,000,000)
Preferred shares held by Brookfield Asset Management	(15,000,000)		(16,000,000)
Brookfield Asset Management
Disclosure of transactions between related parties [line items]
Loans and notes receivable	139,000,000		54,000,000
Deposit and promissory note from Brookfield Asset Management	(1,320,000,000)		(733,000,000)
Promissory note from a fund managed by Brookfield Asset Management	(338,000,000)		0
Brookfield Asset Management
Disclosure of transactions between related parties [line items]
Loans and notes receivable	59,000,000		54,000,000
Affiliated entities
Disclosure of transactions between related parties [line items]
Participating loan interests	317,000,000		268,000,000
Net (payables)/receivables within equity accounted investments	(88,000,000)		(26,000,000)
Receivables and other assets	17,000,000		50,000,000
Property-specific debt obligations	(218,000,000)		(231,000,000)
Loans and notes payable and other liabilities	(200,000,000)		(50,000,000)
Capital securities held by Brookfield Asset Management	0		(420,000,000)
Preferred shares held by Brookfield Asset Management	(15,000,000)		(15,000,000)
Brookfield BPY Holdings Inc. | Class B Junior Preferred Shares
Disclosure of transactions between related parties [line items]
Capital securities held by Brookfield Asset Management	0		$ (420,000,000)
Brookfield BPY Holdings Inc. | Class B Junior Preferred Shares | Brookfield Asset Management
Disclosure of transactions between related parties [line items]
Capital securities redeemed	$ 420,000,000